Long-Term Borrowings - FHLB Advances and Related Weighted Average Interest Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FHLB advances, Amount	$ 1,510,487	$ 1,910,775
FHLB advances, Weighted-Average Contractual Rate	5.43%	4.18%
FHLB advances, Weighted-Average Effective Rate	3.75%	3.19%